Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (262)	$ (176)
Recovery (Expense) Recognized In Net Earnings		1,212	1,302
Recovery (Expense) Recognized In OCI		(1,091)	(846)
Recovery (Expense) Recognized In Shareholders' Equity	[1]	65	(542)
Closing Balance		(76)	(262)
Non-capital losses [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		3,508	3,486
Recovery (Expense) Recognized In Net Earnings		299	19
Recovery (Expense) Recognized In Shareholders' Equity		41	3
Closing Balance		3,848	3,508
Capital losses [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		846
Recovery (Expense) Recognized In Net Earnings		1,119	846
Closing Balance		1,965	846
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		43	276
Recovery (Expense) Recognized In Net Earnings		104	(233)
Closing Balance		147	43
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(84)	(84)
Recovery (Expense) Recognized In Net Earnings		(3)
Closing Balance		(87)	(84)
Financing fees [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		173	979
Recovery (Expense) Recognized In Net Earnings		(572)	(261)
Recovery (Expense) Recognized In Shareholders' Equity		24	(545)
Closing Balance		(375)	173
Convertible note receivables [member]
Deferred Tax Assets And Liabilities [line items]
Recovery (Expense) Recognized In Net Earnings		(29)
Closing Balance		(29)
Long-term investment [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(846)
Recovery (Expense) Recognized In OCI		(1,091)	(846)
Closing Balance		(1,937)	(846)
Silver and gold interests [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(3,640)	(4,657)
Recovery (Expense) Recognized In Net Earnings		108	1,017
Closing Balance		(3,532)	(3,640)
Deferred tax liabilities others [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(262)	(176)
Recovery (Expense) Recognized In Net Earnings		186	(86)
Closing Balance		$ (76)	$ (262)

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.